Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw materials and work in progress	$ 12,134	$ 14,924
Finished goods	6,256	4,476
Total	$ 18,390	$ 19,400